Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The table below presents the status at December 31, 2015 of the share-settled restricted stock/units and changes during 2015.

Stock-settled Restricted Stock/Units

	Shares/Units	Weighted- average Grant Date Fair Value
Outstanding at January 1, 2015	29,882,769	$9.30
Granted	2,079,667	16.60
Vested	(8,750,921)	11.43
Canceled	(655,497)	9.52
Outstanding at December 31, 2015	22,556,018	$9.14
The table below presents the status at December 31, 2015 of the cash-settled RSUs granted under the KASP and changes during 2015.

Cash-settled Restricted Units

Units
Outstanding at January 1, 2015	316,956,435
Granted	128,748,571
Vested	(176,407,854)
Canceled	(13,942,138)
Outstanding at December 31, 2015	255,355,014

Schedule of Share-based Compensation, Stock Options, Activity
The table below presents the status of all option plans at December 31, 2015 and changes during 2015.

Stock Options

	Options	Weighted- average Exercise Price
Outstanding at January 1, 2015	88,087,054	$48.96
Forfeited	(24,211,579)	48.38
Outstanding at December 31, 2015	63,875,475	49.18